Cover	Dec. 31, 2022	Jan. 25, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jan. 25, 2022
Entity Registrant Name		RENASANT CORP
Entity Incorporation, State or Country Code		MS
Entity File Number		001-13253
Entity Tax Identification Number		64-0676974
Entity Address, Address Line One		209 Troy Street
Entity Address, City or Town		Tupelo
Entity Address, State or Province		MS
Entity Address, Postal Zip Code		38804-4827
City Area Code		662
Local Phone Number		680-1001
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $5.00 par value per share
Trading Symbol		RNST
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0000715072
Amendment Flag		false
Current Fiscal Year End Date	--12-31